Future Minimum Time Charter Revenue (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Future Minimum Time Charter Revenue
2022	$ 142,091
2023	73,240
2024	66,564
2025	35,800
2026	9,227
Thereafter	40,524
Total	$ 367,446